BUSINESS ACQUISITIONS (Details Textual 1) - Semprae Laboratories Inc [Member] - USD ($)		1 Months Ended
	Sep. 10, 2015	Dec. 24, 2013	Sep. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Percentage Of Ownership Interests		100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,815,701	3,201,776
Cancelled shares	386,075
Royalty rate		5.00%
Royaltyies - contingent consideration			$ 324,379	$ 308,273